INVESTMENTS IN AND ADVANCES TO AFFILIATES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG	Mar. 31, 2010 WILLCOM, Inc.	Mar. 31, 2011 WILLCOM, Inc.	Mar. 31, 2011 WILLCOM, Inc. Telecommunications Equipment Group	Mar. 31, 2010 WILLCOM, Inc. Telecommunications Equipment Group
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest					30.00%		30.00%
Percentage of ownership interest				94.19%
Impairment loss	¥ 341	¥ 217	¥ 7,141			¥ 19,987
Bad debt loss on receivables	¥ 2,039	¥ 9,389	¥ 671					¥ 708	¥ 8,961